Loss Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share [Abstract]
Vested warrants outstanding			1,680,774
Vested warrants outstanding	1,154,748	422,257	1,680,774